Accounts receivable and Contract Assets (Details 2)	12 Months Ended
Dec. 31, 2025 CAD ($)
Accounts receivable and Contract Assets
Opening balance, January 1	$ 0
Revenue	16,351,286
Revenue invoiced per contract milestones	(15,048,235)
Closing balance, December 31	$ 1,303,051